Variable Interest Entities - Previously Retained Mortgage-backed and Asset-backed notes (Details) - Mortgage Loan Securitizations $ in Millions	12 Months Ended
Dec. 31, 2013 USD ($)
SLFMT 2013-3
Variable Interest Entity [Line Items]
Debt instrument, face amount	$ 23
Real Estate Loans | SLFMT 2012-2
Variable Interest Entity [Line Items]
Proceeds from notes sold under securitization transactions	20
Debt instrument, face amount	21
Real Estate Loans | SLFMT 2012-3
Variable Interest Entity [Line Items]
Proceeds from notes sold under securitization transactions	8
Debt instrument, face amount	8
Real Estate Loans | SLFMT 2013-2
Variable Interest Entity [Line Items]
Proceeds from notes sold under securitization transactions	158
Debt instrument, face amount	149
Real Estate Loans | SLFMT 2013-3
Variable Interest Entity [Line Items]
Proceeds from notes sold under securitization transactions	$ 23